Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment
	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset	Office equipment	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2020	6,838	50,543	7,030	103,869	6,009	7,092	1,378	182,759
Additions	—	—	138	239	265	363	15,691	16,696
Disposals	—	—	(31)	(6,129)	(483)	(205)	—	(6,848)
Transfer	—	680	152	1,157	115	17	(2,093)	28
Exchange differences	34	893	47	1,129	63	321	685	3,172
At December 31, 2020	6,872	52,116	7,336	100,265	5,969	7,588	15,661	195,807
Additions	—	—	6	406	374	761	7,109	8,656
Disposals	—	(37)	—	(7,232)	(517)	(474)	—	(8,260)
Transfer	—	(45)	108	4,523	88	11	(4,642)	43
Exchange differences	(856)	(3,942)	(613)	(9,798)	(438)	(339)	(1,316)	(17,302)
At December 31, 2021	6,016	48,092	6,837	88,164	5,476	7,547	16,812	178,944

Depreciation/Impairment
At January 1, 2020	—	(36,870)	(4,464)	(90,132)	(3,662)	(5,884)	—	(141,012)
Depreciation charge for the year	—	(962)	(384)	(2,301)	(514)	(414)	—	(4,575)
Impairment	—	—	—	(198)	—	(4)	—	(202)
Disposals	—	—	21	6,128	438	203	—	6,790
Transfer	—	—	—	—	(56)	—	—	(56)
Exchange differences	—	(653)	(29)	(1,041)	(63)	(266)	—	(2,052)
At December 31, 2020	—	(38,485)	(4,856)	(87,544)	(3,857)	(6,365)	—	(141,107)
Depreciation charge for the year	—	(993)	(403)	(2,184)	(504)	(506)	—	(4,590)
Impairment	—	—	—	(5)	—	(2)	—	(7)
Disposals	—	36	—	7,170	505	468	—	8,179
Transfer	—	45	—	—	(87)	—	—	(42)
Exchange differences	—	3,389	428	8,639	268	318	—	13,042
At December 31, 2021	—	(36,008)	(4,831)	(73,924)	(3,675)	(6,087)	—	(124,525)

Net book value
At December 31, 2021	6,016	12,084	2,006	14,240	1,801	1,460	16,812	54,419
At December 31, 2020	6,872	13,631	2,480	12,721	2,112	1,223	15,661	54,700
At January 1, 2020	6,838	13,673	2,566	13,737	2,347	1,208	1,378	41,747